5. DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liabilities
Balance, December 31, 2015	$1,153,491
Fair value of warrants issued in private placements reclassified from equity	169,700
Fair value of warrants issued in private placements recognized as derivative expense	59,064
Change in fair value of derivative liabilities	(643,944)
Foreign exchange effect on derivative liability	41,485
Balance, December 31, 2016	779,796
Fair value of expired warrant	(140)
Change in fair value of derivative liabilities	(542,834)
Foreign exchange effect on derivative liability	36,348
Balance, December 31, 2017	$273,170

Assumptions used for derivatives
	2017	2016	2015
Volatility	383.07%	254.90%	202.10%
Expected life	.2 to 4 years	.2 to 7 years	1 to 8 years
Risk-free interest rate	1.73% - 1.9%	0.74% - 1.4%	.048 % to 1.36%
Dividend yield	0.00%	0.00%	0.00%